Cover Page Document	Sep. 02, 2026
Cover Page [Abstract]
Document Type	8-K
Document Period End Date	Sep. 02, 2026
Entity Registrant Name	Matrix Service Co
Entity Incorporation, State or Country Code	DE
Entity File Number	001-15461
Entity Tax Identification Number	73-1352174
Entity Address, Address Line One	15333 JFK Blvd., Ste. 400
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77032
City Area Code	281
Local Phone Number	458-8781
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	MTRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000866273
Amendment Flag	false